UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2010



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2010



[LOGO OF USAA]
   USAA(R)














PORTFOLIO OF INVESTMENTS
1ST QUARTER

USAA EMERGING MARKETS FUND
AUGUST 31, 2010


















                                                                      (Form N-Q)

48054-1010                                   (C)2010, USAA. All rights reserved.
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PORTFOLIO OF INVESTMENTS

USAA EMERGING MARKETS FUND
August 31, 2010 (unaudited)

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (94.4%)

             COMMON STOCKS (89.1%)

             CONSUMER DISCRETIONARY (8.0%)
             -----------------------------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    86,620   Fuqi International, Inc. *(a)                                               $    525
                                                                                         --------
             APPAREL RETAIL (0.5%)
    56,000   Foschini Ltd.                                                                    539
   273,700   Mr. Price Group Ltd.                                                           1,834
   115,400   Truworths International Ltd.                                                     916
                                                                                         --------
                                                                                            3,289
                                                                                         --------
             AUTO PARTS & EQUIPMENT (0.5%)
    42,600   Halla Climate Control Corp.                                                      641
     9,400   Hyundai Mobis Co. Ltd.                                                         1,702
   962,000   Minth Group Ltd.                                                               1,551
                                                                                         --------
                                                                                            3,894
                                                                                         --------
             AUTOMOBILE MANUFACTURERS (1.4%)
    72,100   Ford Otomotiv Sanayi A.S.                                                        553
 2,500,866   Guangzhou Automobile Industry Group Co. Ltd. "H"*                              2,935
    70,930   Kia Motors Corp.                                                               1,822
   228,200   Mahindra & Mahindra Ltd. GDR                                                   3,078
   261,500   PT Astra International Tbk                                                     1,378
                                                                                         --------
                                                                                            9,766
                                                                                         --------
             BROADCASTING (0.3%)
    47,000   CTC Media, Inc. (a)                                                              841
    52,500   Grupo Televisa S.A. de C.V. ADR                                                  971
                                                                                         --------
                                                                                            1,812
                                                                                         --------
             CABLE & SATELLITE (0.1%)
    24,500   ednNaspers Ltd.                                                                  989
                                                                                         --------
             CASINOS & GAMING (0.7%)
    70,370   Kangwon Land, Inc.                                                             1,288
 4,138,820   Resorts World Berhad (b)                                                       3,962
                                                                                         --------
                                                                                            5,250
                                                                                         --------
             CONSUMER ELECTRONICS (0.7%)
    38,348   LG Electronics, Inc.                                                           3,083
10,943,000   Tatung Co. Ltd. *                                                              1,831
                                                                                         --------
                                                                                            4,914
                                                                                         --------
             DEPARTMENT STORES (0.3%)
    85,000   Golden Eagle Retail Group Ltd.                                                   226
   430,000   Intime Department Store Co. Ltd.                                                 528
   512,900   Woolworths Holdings Ltd.                                                       1,711
                                                                                         --------
                                                                                            2,465
                                                                                         --------

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1  | USAA Emerging Markets Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             DISTRIBUTORS (0.4%)
   197,200   Imperial Holdings Ltd.                                                      $  2,730
                                                                                         --------
             FOOTWEAR (0.3%)
   310,380   Grendene S.A., acquired 2/03/2005 - 9/23/2009; cost $1,001(c)                  1,338
 1,138,000   Prime Success International Group Ltd.                                         1,172
                                                                                         --------
                                                                                            2,510
                                                                                         --------
             GENERAL MERCHANDISE STORES (0.3%)
   445,400   Clicks Group Ltd.                                                              2,265
    30,200   Lojas Americanas S.A.                                                            254
                                                                                         --------
                                                                                            2,519
                                                                                         --------
             HOME IMPROVEMENT RETAIL (0.5%)
   609,260   JD Group Ltd.                                                                  3,603
                                                                                         --------
             HOMEBUILDING (1.2%)
    47,700   Brascan Residential Properties S.A.                                              246
 1,606,400   Consorcio ARA S.A. de C.V.                                                       932
   539,900   Corporacion GEO, S.A. de C.V. "B" *                                            1,391
   146,700   Cyrela Brazil Realty S.A.                                                      1,823
    92,200   Desarrolladora Homex S.A. de C.V. ADR *(a)                                     2,564
    20,700   Gafisa S.A. ADR                                                                  285
    32,500   MRV Engenharia e Participacoes S.A.                                              271
    54,400   PDG Realty S.A. Empreedimentos                                                   559
   304,300   Urbi Desarrollo Urbanos S.A. de C.V. *                                           563
                                                                                         --------
                                                                                            8,634
                                                                                         --------
             HOTELS, RESORTS, & CRUISE LINES (0.1%)
   557,600   Asian Hotels & Properties plc                                                    865
                                                                                         --------
             HOUSEWARES & SPECIALTIES (0.1%)
   555,828   Turk Sise ve Cam Fabrikalari A.S. *                                              830
                                                                                         --------
             PUBLISHING (0.1%)
   740,810   Hurriyet Gazetecilik ve Matbaacilik A.S.                                         679
                                                                                         --------
             RESTAURANTS (0.1%)
   523,000   Ajisen (China) Holdings Ltd.                                                     785
                                                                                         --------
             TEXTILES (0.3%)
 3,258,500   Weiqiao Textile Co. Ltd. "H"                                                   2,132
                                                                                         --------
             Total Consumer Discretionary                                                  58,191
                                                                                         --------
             CONSUMER STAPLES (6.2%)
             ----------------------
             AGRICULTURAL PRODUCTS (0.4%)
   318,500   Astra Argo Lestari Tbk                                                           693
12,211,500   Global Bio-chem Technology Group Co. Ltd. *                                    1,852
                                                                                         --------
                                                                                            2,545
                                                                                         --------
             BREWERS (0.3%)
    32,300   Compania Cervecerias Unidas S.A. ADR                                           1,871
    56,500   Grupo Modelo S.A. de C.V. "C"                                                    300
                                                                                         --------
                                                                                            2,171
                                                                                         --------
             DISTILLERS & VINTNERS (0.1%)
    30,830   Jinro Ltd.                                                                       963
                                                                                         --------
             FOOD DISTRIBUTORS (0.1%)
    93,700   Spar Group Ltd.                                                                1,068
                                                                                         --------
             FOOD RETAIL (0.9%)
   115,400   Grupo Comercial Chedraui S.A. *                                                  319
    23,700   Magnit GDR                                                                       505
   202,000   President Chain Store Corp.                                                      747
   137,400   Shoprite Holdings Ltd.                                                         1,684

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                                                   Portfolio of Investments |  2

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
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
    90,200   X5 Retail Group NV *                                                        $  3,283
                                                                                         --------
                                                                                            6,538
                                                                                         --------
             HYPERMARKETS & SUPER CENTERS (0.4%)
    40,000   Lianhua Supermarket Holdings Co. Ltd.                                            155
     2,556   Shinsegae Co. Ltd.                                                             1,230
   743,300   Wal-Mart de Mexico                                                             1,685
                                                                                         --------
                                                                                            3,070
                                                                                         --------
             PACKAGED FOODS & MEAT (1.9%)
 5,044,500   Charoen Pokphand Foods Public Co. Ltd. (b)                                     4,110
   399,000   China Yurun Food Group Ltd.                                                    1,452
     1,654   CJ Cheiljedang Corp.                                                             307
   586,500   JBS S.A.                                                                       2,488
    17,099   Nong Shim Co. Ltd.                                                             3,038
     1,200   Orion Corp.                                                                      391
   244,100   PT Charoen Pokphand Indonesia Tbk                                                174
 1,509,500   PT Indofood Sukses Makmur Tbk                                                    760
   320,800   Thai Union Frozen Products Public Co. Ltd. (b)                                   643
   136,000   Tingyi (Cayman Islands) Holding Corp.                                            344
                                                                                         --------
                                                                                           13,707
                                                                                         --------
             PERSONAL PRODUCTS (0.4%)
   265,000   Hengan International Group Co. Ltd.                                            2,347
    17,200   Hypermarcas S.A *                                                                227
                                                                                         --------
                                                                                            2,574
                                                                                         --------
             SOFT DRINKS (1.0%)
    11,100   Coca Cola Femsa S.A. de C.V. ADR                                                 834
   640,500   Embotelladoras Arca S.A.                                                       2,426
    25,400   Fomento Economico Mexicano ADR                                                 1,237
   651,900   Grupo Continental S.A., acquired 7/02/2002 - 3/27/2009; cost $1,079(c)         1,820
       996   Lotte Chilsung Beverage Co. Ltd.                                                 619
                                                                                         --------
                                                                                            6,936
                                                                                         --------
             TOBACCO (0.7%)
    54,785   KT&G Corp.                                                                     2,787
   470,500   PT Gudang Garam Tbk                                                            2,052
                                                                                         --------
                                                                                            4,839
                                                                                         --------
             Total Consumer Staples                                                        44,411
                                                                                         --------
             ENERGY (10.6%)
             --------------
             COAL & CONSUMABLE FUELS (0.7%)
   380,000   China Coal Energy Co. Ltd  "H"                                                   535
   397,500   China Shenhua Energy Co. Ltd. "H"                                              1,444
   328,400   PT Bumi Resources Tbk                                                             60
    47,600   PT Indo Tambangraya Megah                                                        207
 1,164,000   Yanzhou Coal Mining Co. Ltd. "H"                                               2,388
    26,900   Yanzhou Coal Mining Co. Ltd. ADR "H" (a)                                         555
                                                                                         --------
                                                                                            5,189
                                                                                         --------
             INTEGRATED OIL & GAS (6.6%)
 1,158,000   China Petroleum and Chemical Corp. "H"                                           916
    18,690   China Petroleum and Chemical Corp. ADR "H"                                     1,480
   127,460   LUKoil Holdings ADR                                                            6,736
    15,350   MOL Hungarian Oil and Gas plc *                                                1,423
   642,870   OAO Gazprom ADR                                                               13,187
    34,500   OJSC OC Rosneft *                                                                219
 5,620,000   PetroChina Co. Ltd. "H"                                                        6,091
    23,980   PetroChina Co. Ltd. ADR                                                        2,608
   254,790   Petroleo Brasileiro S.A. ADR                                                   8,497
   318,600   PTT Public Co. Ltd. (b)                                                        2,698
    84,610   Sasol Ltd.                                                                     3,222

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3  | USAA Emerging Markets Fund

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
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
    17,180   Sasol Ltd. ADR                                                              $    648
                                                                                         --------
                                                                                           47,725
                                                                                         --------
             OIL & GAS DRILLING (0.1%)
    20,500   Eurasia Drilling Co. Ltd. GDR                                                    406
                                                                                         --------
             OIL & GAS EQUIPMENT & SERVICES (0.1%)
     2,800   Osx Brasil S.A. *                                                                776
                                                                                         --------
             OIL & GAS EXPLORATION & PRODUCTION (1.4%)
 2,335,000   CNOOC Ltd.                                                                     4,016
   234,150   JKX Oil & Gas plc                                                              1,063
 3,606,000   Medco Energi Internasional Tkp                                                 1,227
    20,600   Novatek Oao GDR                                                                1,512
   101,000   Pacific Rubiales Energy Corp. *                                                2,382
    10,800   Petrominerales Ltd.                                                              251
                                                                                         --------
                                                                                           10,451
                                                                                         --------
             OIL & GAS REFINING & MARKETING (1.7%)
   249,152   Reliance Industries Ltd. GDR (d)                                               9,739
    42,320   S-Oil Corp.                                                                    2,040
     6,700   SK Energy Co. Ltd.                                                               713
                                                                                         --------
                                                                                           12,492
                                                                                         --------
             Total Energy                                                                  77,039
                                                                                         --------

             FINANCIALS (22.4%)
             -----------------
             DIVERSIFIED BANKS (16.8%)
    39,000   ABSA Group Ltd.                                                                  652
 7,499,000   Agricultural Bank of China Ltd. *                                              3,384
   247,900   Asya Katilim Bankasi A.S.                                                        549
   257,954   Banco Bradesco S.A. ADR                                                        4,548
 1,281,500   Banco De Oro                                                                   1,468
   122,952   Banco do Brasil S.A.                                                           1,994
    54,200   Banco do Estado do Rio Grande do Sul S.A.                                        478
   427,640   Banco Santander Brasil S.A. ADR                                                5,380
   653,340   Bangkok Bank Public Co. Ltd.                                                   3,194
    49,300   Bangkok Bank Public Co. Ltd. NVDR                                                232
 5,722,000   Bank of China Ltd. "H"                                                         2,876
 1,585,427   Bank of the Philippine Islands                                                 1,678
    23,540   Bank Polska Kasa Opieki S.A.                                                   1,145
    12,700   Bank Zachodni WBK                                                                755
    10,450   BRE Bank S.A. *                                                                  840
 7,333,620   China Construction Bank Corp. "H"                                              6,053
 4,581,460   Chinatrust Financial Holding Co. Ltd.                                          2,567
   264,876   Commercial International Bank                                                  1,790
   109,500   Federal Bank GDR (d)                                                             792
 6,152,509   First Financial Holding Co. Ltd.                                               3,553
   161,400   Grupo Financiero Banorte S.A.                                                    577
    33,500   Hana Financial Group, Inc.                                                       862
    12,000   HDFC Bank Ltd. ADR                                                             1,918
    20,600   ICICI Bank Ltd. ADR                                                              851
12,010,300   Industrial and Commercial Bank of China Ltd. "H"                               8,723
   153,500   Industrial Bank of Korea                                                       1,856
   488,319   Itau Unibanco Banco Multiplo S.A. GDR                                         10,533
    14,440   Itau Unibanco Holdings S.A. ADS (b),(d)                                          311
   542,800   JSC VTB Bank GDR                                                               2,801
 1,261,700   Kasikornbank Public Co. Ltd.                                                   4,576
   144,783   KB Financial Group, Inc.                                                       5,869
    14,435   KB Financial Group, Inc. ADR                                                     588
   449,700   Kiatnakin Bank Public Co. Ltd. (b)                                               467
   150,890   Korea Exchange Bank                                                            1,592
 1,749,400   Krung Thai Bank Public Co. Ltd. (b)                                              805

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                                                   Portfolio of Investments |  4

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
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
 1,756,470   Malayan Banking Berhad (b)                                                 $  4,681
 1,122,000   Mega Financial Holding Co. Ltd.                                                 678
 1,022,000   Metropolitan Bank & Trust Co.                                                 1,446
   116,500   Nedcor Ltd.                                                                   2,217
    90,900   PKO Bank Polski S.A.                                                          1,096
 3,885,000   PT Bank Mandiri Tbk                                                           2,537
 2,950,000   PT Bank Negara Indonesia Tbk                                                  1,135
    45,949   Shinhan Financial Group Co. Ltd.                                              1,759
 7,390,639   SinoPac Financials Holdings Co. Ltd.                                          2,595
   557,811   Standard Bank Group Ltd.                                                      7,906
    46,210   State Bank of India Ltd. GDR (d)                                              5,441
   178,700   Turkiye Garanti Bankasi A.S.                                                    866
   100,200   Turkiye Halk Bankasi                                                            814
   396,128   Turkiye Is Bankasi                                                            1,453
   186,900   Turkiye Vakiflar Bankasi T.A.O.                                                 507
   267,200   Union Bank of the Philippines                                                   267
                                                                                        --------
                                                                                         121,655
                                                                                        --------
             DIVERSIFIED CAPITAL MARKETS (0.1%)
   113,000   Investec plc                                                                    815
                                                                                        --------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
   298,811   Huaku Development Co. Ltd.                                                      778
                                                                                        --------
             INVESTMENT BANKING & BROKERAGE (0.0%)
   770,000   KGI Securities Co. Ltd.                                                         321
                                                                                        --------
             LIFE & HEALTH INSURANCE (1.2%)
   263,950   Cathay Financial Holding Co. Ltd.                                               380
 2,381,608   China Life Insurance Co. Ltd.                                                 1,933
   825,000   China Life Insurance Co. Ltd. "H"                                             3,150
   106,800   Discovery Holdings Ltd.                                                         507
   247,070   Tong Yang Life Insurance Co. Ltd.                                             2,422
                                                                                        --------
                                                                                           8,392
                                                                                        --------
             MULTI-LINE INSURANCE (0.5%)
   275,700   Porto Seguro S.A.                                                             3,359
                                                                                        --------
             MULTI-SECTOR HOLDINGS (0.3%)
   436,300   Haci Omer Sabanci Holdings A.S.                                               1,972
                                                                                        --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
   547,700   African Bank Investments Ltd.                                                 2,406
 1,217,620   FirstRand Ltd.                                                                3,192
                                                                                        --------
                                                                                           5,598
                                                                                        --------
             PROPERTY & CASUALTY INSURANCE (0.6%)
    44,200   Dongbu Insurance Co. Ltd.                                                     1,244
    36,400   Hyundai Marine & Fire Insurance Co. Ltd.                                        638
    24,490   LIG Non-Life Insurance Co. Ltd.                                                 445
    15,069   Samsung Fire & Marine Insurance Co. Ltd.                                      2,407
                                                                                        --------
                                                                                           4,734
                                                                                        --------
             REAL ESTATE DEVELOPMENT (1.0%)
   987,040   China Overseas Land & Investment Ltd.                                         2,106
   270,000   Hopson Development Holdings Ltd.                                                319
 5,501,300   L.P.N. Development Public Co. Ltd. (b)                                        1,696
   320,000   Sino-Ocean Land Holdings Ltd. (d)                                               225
 1,170,500   SOHO China Ltd.                                                                 751
 2,165,700   Supali Public Co. Ltd. (b)                                                      817
   829,900   Talaat Moustafa Group Holding *                                               1,062
                                                                                        --------
                                                                                           6,976
                                                                                        --------
             REAL ESTATE OPERATING COMPANIES (0.6%)
    27,300   Iguatemi Empresa de Shopping Centers S.A.                                       525

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5  | USAA Emerging Markets Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
18,458,000   Renhe Commercial Holdings Co. Ltd.                                          $  3,678
                                                                                         --------
                                                                                            4,203
                                                                                         --------
             REINSURANCE (0.2%)
   203,773   Korean Reinsurance Co. Ltd.                                                    1,827
                                                                                         --------
             SPECIALIZED FINANCE (0.2%)
   203,500   BM&F Bovespa S.A.                                                              1,483
                                                                                         --------
             Total Financials                                                             162,113
                                                                                         --------
             HEALTH CARE (1.2%)
             ------------------
             HEALTH CARE FACILITIES (0.1%)
   441,500   Life Healthcare Group Holdings Ltd.                                              789
                                                                                         --------
             PHARMACEUTICALS (1.1%)
   167,600   Aspen Pharmacare Holdings Ltd. *                                               1,911
   109,200   Genomma Lab Internacional S.A. "B" *                                             194
    11,600   Pharmstandard GDR *                                                              277
 4,547,500   PT Kalbe Farma Tbk                                                             1,170
    25,700   Teva Pharmaceutical Industries Ltd. ADR                                        1,300
    19,665   Yuhan Corp.                                                                    2,920
                                                                                         --------
                                                                                            7,772
                                                                                         --------
             Total Health Care                                                              8,561
                                                                                         --------
             INDUSTRIALS (7.6%)
             ------------------
             AEROSPACE & DEFENSE (0.4%)
   125,104   Embraer Empresa Brasileira de Aeronautica S.A. ADR                             3,101
                                                                                         --------
             AIR FREIGHT & LOGISTICS (0.3%)
 8,216,200   Sinotrans Ltd. "H"                                                             2,017
                                                                                         --------
             AIRLINES (0.8%)
 2,126,000   Air China Ltd. "H" *                                                           2,269
 1,426,000   China Eastern Airlines Corp. Ltd. "H" *(a)                                       717
 3,006,000   China Southern Airlines Co. Ltd. "H" *                                         1,422
    18,600   Gol - Linhas Aereas Inteligentes S.A. ADR (a)                                    244
    15,500   Tam S.A. ADR (a)                                                                 306
   757,300   Thai Airways International Public Co. Ltd. (b)                                   907
                                                                                         --------
                                                                                            5,865
                                                                                         --------
             AIRPORT SERVICES (0.5%)
 5,586,000   Beijing Capital International Airport Co. Ltd. "H"                             2,693
   182,900   TAV Havalimanlari Holding A.S. *                                                 808
                                                                                         --------
                                                                                            3,501
                                                                                         --------
             CONSTRUCTION & ENGINEERING (1.9%)
   681,000   China Railway Construction Corp.                                                 868
 2,826,000   China Railway Group Ltd. "H"                                                   2,056
    13,300   Daelim Industrial Co. Ltd.                                                       836
   129,470   Hyundai Development Co.                                                        2,970
   599,220   Murray & Roberts Holdings Ltd.                                                 3,372
    25,000   Orascom Construction Industries                                                1,093
     8,500   Samsung Engineering Co. Ltd.                                                     936
   519,000   Tekfen Holding Co. Inc.                                                        1,903
                                                                                         --------
                                                                                           14,034
                                                                                         --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
 1,294,000   China South Locomotive & Rolling Stock Industry Group                          1,095
   886,000   PT United Tractors Tbk                                                         1,804
   100,800   Tata Motors Ltd. ADR (a)                                                       2,158
   171,000   Weichai Power Co. Ltd. "H"                                                     1,426
                                                                                         --------
                                                                                            6,483
                                                                                         --------

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             HEAVY ELECTRICAL EQUIPMENT (0.3%)
 2,036,000   Harbin Power Equipment Co. Ltd.                                             $  1,953
                                                                                         --------
             HIGHWAYS & RAILTRACKS (0.1%)
   562,000   Anhui Expressway Co. Ltd. "H"                                                    371
                                                                                         --------
             INDUSTRIAL CONGLOMERATES (1.7%)
   280,400   Barloworld Ltd.                                                                1,627
    27,300   Bidvest Group Ltd.                                                               504
   221,955   Enka Insaat ve Sanayi A.S.                                                       807
   685,500   Koc Holding AS                                                                 2,671
    50,420   LG Corp.                                                                       3,617
 1,372,668   NWS Holdings Ltd.                                                              2,506
   752,000   Tianjin Development Holdings Ltd.                                                503
                                                                                         --------
                                                                                           12,235
                                                                                         --------
             INDUSTRIAL MACHINERY (0.2%)
   127,900   Metalfrio Solutions S.A., acquired 4/12/2007 - 6/20/2007; cost $1,253(c)         800
    39,100   NEPES Corp.                                                                      502
                                                                                         --------
                                                                                            1,302
                                                                                         --------
             MARINE PORTS & SERVICES (0.3%)
 1,913,709   Cosco Pacific Ltd.                                                             2,524
                                                                                         --------
             TRUCKING (0.2%)
   113,400   Julio Simoes Logistica S.A. *                                                    549
    70,400   Localiza Rent a Car S.A.                                                         982
                                                                                         --------
                                                                                            1,531
                                                                                         --------
             Total Industrials                                                             54,917
                                                                                         --------
             INFORMATION TECHNOLOGY (11.4%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.6%)
 4,474,000   BYD Electronic International Co. Ltd.                                          2,145
 1,434,600   Comba Telecom Systems Holdings Ltd.                                            1,470
   238,200   ZTE Corp.                                                                        881
                                                                                         --------
                                                                                            4,496
                                                                                         --------
             COMPUTER HARDWARE (1.1%)
   250,398   Asustek Computer, Inc.                                                         1,669
   981,989   Compal Electronics, Inc.                                                       1,101
 3,413,300   Quanta Computer, Inc.                                                          5,178
                                                                                         --------
                                                                                            7,948
                                                                                         --------
             COMPUTER STORAGE & PERIPHERALS (0.5%)
 1,024,000   Catcher Technology Co. Ltd.                                                    2,263
   349,000   Giga-Byte Technology Co. Ltd.                                                    285
   573,045   Lite-On Technology Corp.                                                         660
 1,063,530   TPV Technology Ltd.                                                              634
                                                                                         --------
                                                                                            3,842
                                                                                         --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
   208,100   Cielo S.A.                                                                     1,778
   283,000   Redecard S.A.                                                                  3,867
                                                                                         --------
                                                                                            5,645
                                                                                         --------
             ELECTRONIC COMPONENTS (0.8%)
   729,000   AU Optronics Corp. *                                                             629
   274,400   AU Optronics Corp. ADR *                                                       2,363
   459,800   Delta Electronics Public Co. Ltd. (b)                                            422
   157,000   Delta Electronics, Inc.                                                          595
   429,384   Nan Ya Printed Circuit Board Corp.                                             1,381
   338,000   Unimicron Technology Corp.                                                       535
                                                                                         --------
                                                                                            5,925
                                                                                         --------

================================================================================

7  | USAA Emerging Markets Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             ELECTRONIC MANUFACTURING SERVICES (1.1%)
 2,333,707   Hon Hai Precision Industry Corp. Ltd.                                       $  8,232
                                                                                         --------
             INTERNET SOFTWARE & SERVICES (0.4%)
    22,250   Sohu.com, Inc. *(a)                                                            1,079
    89,000   Tencent Holdings Ltd.                                                          1,633
                                                                                         --------
                                                                                            2,712
                                                                                         --------
             IT CONSULTING & OTHER SERVICES (0.8%)
    21,700   Infosys Technologies Ltd. ADR                                                  1,243
 1,101,230   Rolta India Ltd. (d)                                                           3,813
     9,960   SK C&C Co. Ltd.                                                                  759
                                                                                         --------
                                                                                            5,815
                                                                                         --------
             SEMICONDUCTOR EQUIPMENT (0.1%)
    18,800   Hansol LCD, Inc.                                                                 603
                                                                                         --------
             SEMICONDUCTORS (4.8%)
   516,287   King Yuan Electronics Co. Ltd. *                                                 208
   115,500   Media Tek, Inc.                                                                1,574
   145,229   Radiant Opto-Electronics Corp.                                                   189
    26,408   Samsung Electronics Co. Ltd.                                                  16,652
 3,532,378   Taiwan Semiconductor Manufacturing Co. Ltd.                                    6,495
   318,893   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                3,001
   456,500   Transcend Information, Inc.                                                    1,176
 9,352,286   United Microelectronics Corp.                                                  3,795
   475,280   United Microelectronics Corp. ADR                                              1,221
                                                                                         --------
                                                                                           34,311
                                                                                         --------
             SYSTEMS SOFTWARE (0.3%)
   124,160   Asseco Poland S.A.                                                             2,167
                                                                                         --------
             TECHNOLOGY DISTRIBUTORS (0.1%)
   355,156   WPG Holdings Ltd.                                                                658
                                                                                         --------
             Total Information Technology                                                  82,354
                                                                                         --------
             MATERIALS (11.1%)
             -----------------
             ALUMINUM (0.1%)
   990,500   United Co. RUSAL *                                                               993
                                                                                         --------
             COMMODITY CHEMICALS (0.6%)
   349,000   Formosa Plastics Corp.                                                           773
    37,600   Hanwha Chemical Corp.                                                            842
     3,200   Hyosung Chemical, Inc.                                                           286
     8,060   LG Chem Ltd.                                                                   2,319
   129,102   Mexichem S.A. de C.V.                                                            333
                                                                                         --------
                                                                                            4,553
                                                                                         --------
             CONSTRUCTION MATERIALS (1.5%)
 3,212,000   Asia Cement (China) Holdings Corp.                                             1,371
 1,863,270   Asia Cement Corp.                                                              1,675
   163,187   Cemex S.A. de C.V. ADR *                                                       1,265
 1,264,203   India Cements Ltd. GDR (b),(d)                                                 5,751
   901,500   PT Semen Gresik (Perssero) Tbk                                                   868
                                                                                         --------
                                                                                           10,930
                                                                                         --------
             DIVERSIFIED METALS & MINING (1.6%)
    32,000   Exxaro Resources Ltd.                                                            496
 1,124,068   Grupo Mexico S.A.B. de C.V. "B"                                                2,888
    16,200   KGHM Polska Miedz S.A.                                                           548
     8,620   Korea Zinc Co. Ltd.                                                            1,916
   249,344   Mining and Metallurgical Co. Norilsk Nickel ADR                                4,227
 1,869,500   PT International Nickel Indonesia Tbk                                            885

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
    67,800   Sterlite Industries India Ltd. ADR                                          $    873
                                                                                         --------
                                                                                           11,833
                                                                                         --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
   353,510   Makhteshim-Agan Industries Ltd.                                                1,214
                                                                                         --------
             GOLD (0.8%)
   318,450   African Barrick Gold Ltd.                                                      2,965
    30,046   AngloGold Ashanti Ltd. ADR                                                     1,271
    85,900   Gold Fields Ltd. ADR                                                           1,209
                                                                                         --------
                                                                                            5,445
                                                                                         --------
             METAL & GLASS CONTAINERS (0.2%)
   636,374   Nampak Ltd.                                                                    1,540
                                                                                         --------
             PAPER PRODUCTS (0.6%)
 1,855,000   Nine Dragons Paper Holdings Ltd.                                               2,552
   356,611   Sappi Ltd. *                                                                   1,690
                                                                                         --------
                                                                                            4,242
                                                                                         --------
             PRECIOUS METALS & MINERALS (0.3%)
    20,002   Anglo Platinum Ltd. *                                                          1,656
    38,600   Polymetal GDR *                                                                  458
                                                                                         --------
                                                                                            2,114
                                                                                         --------
             SPECIALTY CHEMICALS (0.2%)
 4,878,000   Lumena Resources Corp. *                                                       1,480
                                                                                         --------
             STEEL (5.0%)
   144,585   ArcelorMittal South Africa Ltd.                                                1,615
   383,846   China Steel Corp.                                                                363
    82,500   Companhia Siderurgica Nacional S.A. ADR                                        1,275
   100,794   Confab Industrial S.A.                                                           341
   514,927   El Ezz Steel Rebars S.A.E. *                                                   1,643
    80,000   Gerdau S.A. ADR (a)                                                            1,074
    70,000   Grupo Simec S.A. "B" *                                                           164
    53,600   Hyundai Hysco                                                                    832
     5,700   Hyundai Steel Co.                                                                513
   159,300   Industrias CH, S.A. de C.V "B" *                                                 561
    27,000   Kumba Iron Ore Ltd.                                                            1,227
 5,552,000   Maanshan Iron & Steel Co. Ltd. (a)                                             2,834
    59,500   Metalurgica Gerdau S.A.                                                          954
     8,300   POSCO                                                                          3,368
    30,040   POSCO ADR                                                                      3,033
    67,600   Severstal Joint Stock Co. *                                                      814
    18,925   Usinas Siderurgicas de Minas Gerais S.A.                                         497
   310,860   Vale S.A.                                                                      8,315
   293,100   Vale S.A. ADR                                                                  6,923
                                                                                         --------
                                                                                           36,346
                                                                                         --------
             Total Materials                                                               80,690
                                                                                         --------
             TELECOMMUNICATION SERVICES (8.5%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.8%)
 3,608,000   China Communications Services Corp. Ltd. "H"                                   1,800
    17,571   Chunghwa Telecom Co. Ltd.                                                        362
   159,200   KT Corp. ADR                                                                   2,972
   857,420   Mahanagar Telephone Nigam Ltd. ADR (a)                                         2,255
 1,445,700   PT Telekomunikasi Indonesia Tbk                                                1,384
    47,500   Telefonos de Mexico S.A. de C.V. ADR "L" (a)                                     664
   424,630   Telekomunikacja Polska S.A.                                                    2,303
   326,450   Telkom S.A. Ltd.                                                               1,487
                                                                                         --------
                                                                                           13,227
                                                                                         --------

================================================================================

9  | USAA Emerging Markets Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (6.7%)
  193,950   America Movil S.A.B. de C.V. ADR "L"                                         $  9,044
1,089,000   China Mobile Ltd.                                                              11,067
   67,870   China Mobile Ltd. ADR                                                           3,483
  166,000   Mobile TeleSystems ADR                                                          3,463
  395,071   MTN Group Ltd.                                                                  6,455
    9,300   Philippine Long Distance Telephone Co.                                            501
2,698,000   PT Indonesian Satellite Corp. Tbk                                               1,314
  102,300   Sistema JSFC GDR                                                                2,634
    4,811   SK Telecom Co. Ltd.                                                               648
  181,460   SK Telecom Co. Ltd. ADR                                                         2,907
  170,340   Turkcell Iletisim Hizmetleri A.S.                                               1,076
  106,390   Turkcell Iletisim Hizmetleri A.S. ADR                                           1,686
  250,630   Vimpelcom Ltd. *                                                                3,747
   17,000   Vivo Participacoes S.A.                                                           408
                                                                                         --------
                                                                                           48,433
                                                                                         --------
            Total Telecommunication Services                                               61,660
                                                                                         --------
            UTILITIES (2.1%)
            ---------------
            ELECTRIC UTILITIES (0.8%)
   74,213   Centrais Electricas Brasileiras S.A.                                              903
   55,148   Companhia Energetica de Minas Gerais ADR                                          911
   52,600   Enersis S.A. ADR                                                                1,157
   67,100   Korea Electric Power Corp. *                                                    1,632
   36,800   Korea Electric Power Corp. ADR *                                                  453
   12,600   Light S.A.                                                                        157
  233,950   Tenaga Nasional Berhad (b)                                                        657
                                                                                         --------
                                                                                            5,870
                                                                                         --------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.9%)
1,061,700   Aboitiz Power Corp.                                                               442
8,701,000   China Power International Development Ltd.                                      1,846
   38,200   Companhia Energetica de Sao Paulo                                                 555
   13,200   Empresa Nacional De Electricidad S.A. ADR                                         677
3,187,800   Huaneng Power International, Inc. "H"                                           1,922
   21,670   Huaneng Power International, Inc. ADR "H" (a)                                     522
                                                                                         --------
                                                                                            5,964
                                                                                         --------
            WATER UTILITIES (0.4%)
   13,604   Companhia de Saneamento Basico do Estado de Sao Paulo                             259
    2,500   Companhia de Saneamento Basico do Estado de Sao Paulo ADR                          95
  192,000   Companhia de Saneamento de Minas Gerais                                         2,705
                                                                                         --------
                                                                                            3,059
                                                                                         --------
            Total Utilities                                                                14,893
                                                                                         --------
            Total Common Stocks (cost: $567,953)                                          644,829
                                                                                         --------
            PREFERRED SECURITIES (4.3%)

            CONSUMER DISCRETIONARY (0.3%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.2%)
   34,025   Hyundai Motor Co. Ltd.                                                          1,794
                                                                                         --------
            TEXTILES (0.1%)
  287,688   Companhia de Tecidos Norte de Minas, acquired 5/29/2003 - 4/20/2009;
               cost $1,011(c)                                                                 713
                                                                                         --------
            Total Consumer Discretionary                                                    2,507
                                                                                         --------
            ENERGY (1.7%)
            -------------
            INTEGRATED OIL & GAS (1.7%)
  405,550   Petroleo Brasileiro S.A. ADR (a)                                               11,988
                                                                                         --------
            Total Energy                                                                   11,988
                                                                                         --------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             FINANCIALS (0.6%)
             -----------------
             DIVERSIFIED BANKS (0.5%)
    36,800   Banco Itau Holding Financeira S.A.                                          $    793
   431,481   Itausa - Investimentos Itau S.A.                                               3,022
                                                                                         --------
                                                                                            3,815
                                                                                         --------
             REGIONAL BANKS (0.1%)
    79,800   Banco Panamericano S.A.                                                          367
                                                                                         --------
             Total Financials                                                               4,182
                                                                                         --------
             MATERIALS (0.7%)
             ---------------
             COMMODITY CHEMICALS (0.3%)
   260,500   Braskem S.A. "A" *                                                             2,296
                                                                                         --------
             PAPER PRODUCTS (0.1%)
    93,125   Suzano Papel e Celulose S.A.                                                     846
                                                                                         --------
             STEEL (0.3%)
    69,400   Bradespar S.A.                                                                 1,446
    14,475   Usinas Siderurgicas de Minas Gerais S.A.                                         363
                                                                                         --------
                                                                                            1,809
                                                                                         --------
             Total Materials                                                                4,951
                                                                                         --------
             TELECOMMUNICATION SERVICES (0.6%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   157,350   Tele Norte Leste Participacoes S.A. ADR                                        2,134
                                                                                         --------
             WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    77,100   Tim Participacoes S.A. ADR                                                     2,204
                                                                                         --------
             Total Telecommunication Services                                               4,338
                                                                                         --------
             UTILITIES (0.4%)
             ----------------
             ELECTRIC UTILITIES (0.4%)
   186,371   Companhia Energetica de Minas Gerais (CEMIG)                                   2,971
    10,900   Companhia Paranaense de Energia ADR                                              243
                                                                                         --------
             Total Utilities                                                                3,214
                                                                                         --------
             Total Preferred Securities (cost: $28,046)                                    31,180
                                                                                         --------
             EXCHANGE-TRADED FUNDS (1.0%)
    45,451   iPath MSCI India Index *(a)                                                    2,933
 1,510,000   iShares FTSE/Xinhua A50 China Tracker (a)                                      2,306
    46,010   iShares MSCI Emerging Markets Index Fund                                       1,844
                                                                                         --------
             Total Exchange-Traded Funds (cost: $5,959)                                     7,083
                                                                                         --------
             Total Equity Securities (cost: $601,958)                                     683,092
                                                                                         --------

             MONEY MARKET INSTRUMENTS (6.0%)

             MONEY MARKET FUNDS (6.0%)
43,388,550   State Street Institutional Liquid Reserve Fund, 0.27% (e) (cost: $43,388)     43,388
                                                                                         --------

================================================================================

11  | USAA Emerging Markets Fund

================================================================================

NUMBER
OF SHARES    SECURITY                                                                MARKET VALUE
-------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (2.5%)

             MONEY MARKET FUNDS (1.1%)
    1,761    AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.24%(e)             $      2
   94,337    Blackrock Liquidity Funds TempFund Portfolio, 0.24%(e)                            94
7,813,493    Fidelity Institutional Money Market Portfolio, 0.28%(e)                        7,814
                                                                                         --------
             Total Money Market Funds                                                       7,910
                                                                                         --------

PRINCIPAL                                                                                  MARKET
AMOUNT                                                                                      VALUE
(000)                                                                                       (000)
-------------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS (1.4%)
$   4,000    Credit Suisse First Boston LLC, 0.25%, acquired on 8/31/2010 and due 9/01/2010 at $4,000 (collateralized by $3,755 of Fannie Mae(g),
                4.88%, due 5/18/12 market value $4,081)                                     4,000
    5,819    Deutsche Bank Securities, Inc., 0.24%, acquired on 8/31/2010 and due 9/01/2010 at $5,819 (collateralized by $5,936 of Federal
                Home Loan(g), 0.09%(f), due 9/01/2010; market value $5,936)                 5,819
                                                                                         --------
             Total Repurchase Agreements                                                    9,819
                                                                                         --------
             Total Short-term Investments Purchased With Cash Collateral
             From Securities Loaned (cost: $17,729)                                        17,729
                                                                                         --------

             TOTAL INVESTMENTS (COST: $663,075)                                          $744,209
                                                                                         ========

($ IN 000s)                                       VALUATION HIERARCHY
                                                  -------------------

                                     (LEVEL 1)          (LEVEL 2)         (LEVEL 3)
                                   QUOTED PRICES          OTHER          SIGNIFICANT
                                     IN ACTIVE         SIGNIFICANT      UNOBSERVABLE
                                      MARKETS          OBSERVABLE          INPUTS
                                   FOR IDENTICAL         INPUTS
ASSETS                                ASSETS                                                TOTAL
--------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                      $ 617,603           $ 27,927           $ --          $645,530
  PREFERRED SECURITIES                  30,479                 --             --            30,479
  EXCHANGE-TRADED FUNDS                  7,083                 --             --             7,083
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                    43,388                 --             --            43,388
SHORT-TERM INVESTMENTS PURCHASED
  WITH CASH COLLATERAL FROM
  SECURITIES LOANED:
  MONEY MARKET FUNDS                     7,910                 --             --             7,910
  REPURCHASE AGREEMENTS                     --              9,819             --             9,819
--------------------------------------------------------------------------------------------------
Total                                $ 706,463           $ 37,746           $ --          $744,209
--------------------------------------------------------------------------------------------------

For the period ended August 31, 2010, common stocks with a fair value of $361,757,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At August 31, 2010, closing prices were not adjusted for most of these securities. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Emerging Markets Fund Shares (Fund Shares), Emerging Markets Fund Institutional Shares (Institutional Shares), and Emerging Markets Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Securities, including exchange-traded funds (ETFs), exchange-traded notes
(ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign

================================================================================

13  | USAA Emerging Markets Fund

================================================================================

securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- FAIR value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements, valued at cost which approximates fair value, common stocks valued using market inputs and other factors deemed by the Manager to appropriately reflect fair value, and common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of August 31, 2010, was approximately $17,136,000.

E. As of August 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2010, were $114,627,000 and $33,493,000, respectively, resulting in net unrealized appreciation of $81,134,000.

================================================================================

15  | USAA Emerging Markets Fund

================================================================================

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $723,229,000 at August 31, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.dollars.
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S.dollars.
iPath iPath -- Exchange traded notes (ETNs) that are senior, unsecured, unsubordinated debt securities issued by Barclays Bank, PLC. ETNs are traded on securities exchanges and are linked to the return of a benchmark index.
iShares Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
NVDR Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.

SPECIFIC NOTES

(a)  The security or a portion thereof was out on loan as of August 31, 2010.
(b) Security was fair valued at August 31, 2010, by USAA Investment Management Company (the Manager) in accordance with valuation procedures approved by the Trust's Board of Trustees.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at August 31, 2010, was $4,671,000, which represented 0.6% of the Fund's net assets.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(e) Rate represents the money market fund annualized seven-day yield at August 31, 2010.
(f) Zero-coupon security. Rate represents the effective yield at the date of purchase.

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

(g) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

*    Non-income-producing security.

================================================================================

17  | USAA Emerging Markets Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    10/27/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10/29/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/27/2010
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.